Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Operating Lease Payments
Minimum fixed rentals required for the next five years and thereafter under operating leases in effect at March 31, 2018, were as follows:

Fiscal year
(in millions)	Real Estate	Equipment
2019	$358	$309
2020	270	225
2021	217	75
2022	229	7
2023	141	1
Thereafter	751	—
Minimum fixed rentals	1,966	617
Less: Sublease rental income	(187)	—
Totals	$1,779	$617

Schedule of Long-term Purchase Agreements
Minimum purchase commitments as of March 31, 2018 were as follows:

Fiscal year	Minimum Purchase Commitment (1)
(in millions)
2019	$1,946
2020	1,913
2021	390
2022	237
2023	202
Thereafter	54
Total	$4,742

(1) A significant portion of the minimum purchase commitments in fiscal 2019 and 2020 relate to the amounts committed under the HPE preferred vendor agreements.

Expiration of Financial Guarantees And Stand-by Letters Of Credit Outstanding
The following table summarizes the expiration of the Company’s financial guarantees and stand-by letters of credit outstanding as of March 31, 2018:

(in millions)	Fiscal 2019	Fiscal 2020	Fiscal 2021 and Thereafter	Totals
Surety bonds	$275	$19	$18	$312
Letters of credit	170	41	313	524
Stand-by letters of credit	13	16	7	36
Totals	$458	$76	$338	$872